Average Annual Total Returns (Vanguard Growth Index Fund Participant)	Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%	13.69%	14.59%	13.69%
Five Years	15.83%	none	16.49%	16.09%
Ten Years	8.50%	none	8.89%	8.71%